Plant and equipment, net (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 10,833,976	$ 10,580,909
Mine development cost	11,446,035	11,178,672
Machinery and equipment	7,320,964	7,149,957
Other equipment	436,810	421,189
Total	30,037,785	29,330,727
Less accumulated depreciation	(13,825,801)	(12,173,185)
Total plant and equipment, net	$ 16,211,984	$ 17,157,542